FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$410	$-	$-	$410
Corporate bonds	-	215	-	215
Equity fund	229	-	-	229

Total financial assets	$639	$215	$-	$854

Liabilities:
Contingent consideration	$-	$-	$3,981	$3,981

Total financials liabilities	$-	$-	$3,981	$3,981

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$427	$-	$-	$427
Corporate bonds	-	237	-	237
Equity fund	226	-	-	226
Foreign currency derivative contracts	-	156	-	156

Total financial assets	$653	$393	$-	$1,046

Liabilities:
Contingent consideration	$-	$-	$1,942	$1,942

Total financials liabilities	$-	$-	$1,942	$1,942

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2012	2013

Opening balance	$1,046	$1,942
Increase in contingent consideration	1,192	2,459
Decrease in contingent consideration	(315)	(750)
Amortization of interest	19	330

Closing balance	$1,942	$3,981